CONSOLIDATED STATEMENTS OF INCOME AND RETAINED EARNINGS - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Revenues
Rental income (Notes 1 and 6)	$ 20,424,839	$ 19,300,882
Recovery of real estate taxes	53,341
Total revenues	20,478,180	19,300,882
Expenses
Real estate operating expenses (Note 5)	11,230,957	11,074,396
Administrative and general expenses	5,468,489	4,598,144
Depreciation (Note 1)	1,960,994	1,775,690
Total expenses	18,660,440	17,448,230
Income from operations before investment income, interest expense and income taxes	1,817,740	1,852,652
Investment income and interest expense
Investment income (Notes 1 and 2)	209,020	110,963
Change in fair value of marketable securities (Note 1)	278,629
Interest expense (Notes 3 and 9)	(200,588)	(233,474)
Total investment income and interest expense:	287,061	(122,511)
Income from operations before income taxes	2,104,801	1,730,141
Income taxes provided (benefit) (Notes 1 and 4)	590,000	(1,244,000)
Net income	1,514,801	2,974,141
Retained earnings, beginning of year	48,369,386	45,395,245
Reclassification of unrealized gain on investments to retained earnings (Note 1)	487,136
Retained earnings, end of year	$ 50,371,323	$ 48,369,386
Income per common share (Note 1)	$ 0.75	$ 1.48
Dividends per share
Average common shares outstanding (Note 1)	2,015,780	2,015,780